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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2007

               (Please read instructions before preparing form.)

If amended report check here: [_]

   Kurt F. Somerville
Name of Institutional Investment Manager

   Hemenway & Barnes      60 State Street    Boston,        MA        02109
   Business Address          (Street)         (City)     (State)      (Zip)

   (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2008.


                                                  Kurt F. Somerville
                                                  ------------------------------
                                                  (Name of Institutional
                                                  Investment Manager)

                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.: Name:                    13F File No.:
-----                      ------------- -----------------------  -------------
1. Brian C. Broderick
   (12)*                     28-11136    6. Michael J. Puzo         28-06165
2. Michael B. Elefante       28-06281    7.
3. Timothy F. Fidgeon        28-06169    8.
4. Stephen W. Kidder (35)*   28-11134    9.
5. Lawrence T. Perera        28-06167    10.

* Refers to manager number on attached detail in Item 7.

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ---------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                                         (A)   (B)   (C)              SOLE   SHARED   NONE
                                                                         --- ------- ---              ----   -------  ----
A F L A C INC              COMMON STOCK  001055102   2344241     37430               XX                       30230
                                                                                     XX       12               3000
                                                                                     XX       35               4200
ABBOTT LABS                COMMON STOCK  002824100   3185558     56733               XX                       49301
                                                                                     XX       12               3282
                                                                                     XX       35               4150
ALBERTO CULVER CO NEW      COMMON STOCK  013078100    287118     11700               XX                        9300
                                                                                     XX       35               2400
ALCOA INC                  COMMON STOCK  013817101    292400      8000               XX                        8000
AMERICAN INTERNATIONAL     COMMON STOCK  026874107    875316     15014               XX                       10914
GROUP INC                                                                            XX       12               3600
                                                                                     XX       35                500
AMGEN INC                  COMMON STOCK  031162100   1184777     25512               XX                       16912
                                                                                     XX       12               4600
                                                                                     XX       35               4000
ANALOG DEVICES, INC        COMMON STOCK  032654105    530436     16733               XX                       12433
                                                                                     XX       12               1400
                                                                                     XX       35               2900
ANALOGIC CORP              COMMON STOCK  032657207    939276     13870               XX                       12670
                                                                                     XX       12                350
                                                                                     XX       35                850
APTARGROUP INC             COMMON STOCK  038336103   4388825    107280               XX                       87930
                                                                                     XX       12               7300
                                                                                     XX       35              12050
AUTOMATIC DATA             COMMON STOCK  053015103   1550891     34828               XX                       27626
PROCESSING                                                                           XX       12               1500
                                                                                     XX       35               5702
AVERY DENNISON CORP        COMMON STOCK  053611109    476825      8973               XX                        8273
                                                                                     XX       35                700
B P PLC ADR                COMMON STOCK  055622104   4699197     64223               XX                       52773

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ---------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                                         (A)   (B)   (C)              SOLE   SHARED   NONE
                                                                         --- ------- ---              ----   -------  ----
                                                                                     XX       12               3200
                                                                                     XX       35               8250
BANK OF AMERICA CORP       COMMON STOCK  060505104    926782     22462               XX                       19062
                                                                                     XX       35               3400
BANK OF NEW YORK MELLON
  CORP                     COMMON STOCK  064058100    280565      5754               XX                        5754
BERKSHIRE HATHAWAY INC     CLASS A       084670108   1416000        10               XX                          10
BERKSHIRE HATHAWAY INC     CLASS B       084670207    847744       179               XX                         179
BOEING COMPANY             COMMON STOCK  097023105    306110      3500               XX                        2100
                                                                                     XX       35               1400
BOTTOMLINE TECHNOLOGIES    COMMON STOCK  101388106    211400     15100               XX                       14700
INC                                                                                  XX       12                400
BRISTOL MYERS SQUIBB CO    COMMON STOCK  110122108    299146     11280               XX                       11280
BURLINGTON NORTHERN        COMMON STOCK  12189T104    535585      6435               XX                        6435
SANTA FE CORP
CANADIAN NATIONAL          COMMON STOCK  136375102   5026813    107113               XX                       87763
RAILWAY CO                                                                           XX       12               6150
                                                                                     XX       35              13200
CHEVRON CORP               COMMON STOCK  166764100   3938619     42201               XX                       39933
                                                                                     XX       35               2268
CHUBB CORPORATION          COMMON STOCK  171232101    632910     11596               XX                       11596
CISCO SYS INC              COMMON STOCK  17275R102   1998083     73812               XX                       54412
                                                                                     XX       12              12300
                                                                                     XX       35               7100
COCA COLA CO               COMMON STOCK  191216100    403508      6575               XX                        5875
                                                                                     XX       12                700
COLGATE PALMOLIVE CO       COMMON STOCK  194162103    305369      3917               XX                        3917

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ---------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                                         (A)   (B)   (C)              SOLE   SHARED   NONE
                                                                         --- ------- ---              ----   -------  ----
CONOCOPHILLIPS             COMMON STOCK  20825C104    925649     10483               XX                        9983
                                                                                     XX       35                500
DOW CHEMICAL CO            COMMON STOCK  260543103    422858     10727               XX                       10727
E I DU PONT DE NEMOURS     COMMON STOCK  263534109    595215     13500               XX                       11700
& CO                                                                                 XX       12               1400
                                                                                     XX       35                400
E M C CORP                 COMMON STOCK  268648102   2446405    132024               XX                      114574
                                                                                     XX       12              10500
                                                                                     XX       35               6950
EATON VANCE CORP           COMMON STOCK  278265103    217968      4800               XX                        1000
                                                                                     XX       12               3800
EMERSON ELECTRIC CO        COMMON STOCK  291011104   5032031     88811               XX                       71661
                                                                                     XX       12               7750
                                                                                     XX       35               9400
ENCANA CORP                COMMON STOCK  292505104   7513386    110556               XX                       88906
                                                                                     XX       12              10350
                                                                                     XX       35              11300
EXXON MOBIL CORP           COMMON STOCK  30231G102  10768916    114942               XX                       99677
                                                                                     XX       12               5878
                                                                                     XX       35               9387
GENERAL ELECTRIC CO        COMMON STOCK  369604103   4922488    132789               XX                      114739
                                                                                     XX       12               8250
                                                                                     XX       35               9800
GENERAL MILLS INC          COMMON STOCK  370334104    864804     15172               XX                       15172
GILEAD SCIENCES            COMMON STOCK  375558103    294464      6400               XX
                                                                                     XX       12               6400
GROUPE DANONE              SPONSORED     399449107   2237517    124625               XX                      103425
                           ADR                                                       XX       12               9300
                                                                                     XX       35              11900

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ---------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                                         (A)   (B)   (C)              SOLE   SHARED   NONE
                                                                         --- ------- ---              ----   -------  ----
HELMERICH & PAYNE INC      COMMON STOCK  423452101    870000     21712               XX                       16512
                                                                                     XX       12               4000
                                                                                     XX       35               1200
HESS CORP                  COMMON STOCK  42809H107    350993      3480               XX                        3480
HONEYWELL INTERNATIONAL
  INC                      COMMON STOCK  438516106    352180      5720               XX                        5720
ILLINOIS TOOL WORKS INC    COMMON STOCK  452308109    251638      4700               XX                         700
                                                                                     XX       35               4000
INTEL CORPORATION          COMMON STOCK  458140100   5545360    208003               XX                      165884
                                                                                     XX       12              19000
                                                                                     XX       35              23119
INTL BUSINESS MACHINES     COMMON STOCK  459200101   2004282     18541               XX                       17891
                                                                                     XX       12                650
INTERNATIONAL PAPER CO     COMMON STOCK  460146103    259040      8000               XX                        8000
INVITROGEN CORP            COMMON STOCK  46185R100   1532858     16410               XX                       15010
                                                                                     XX       12                900
                                                                                     XX       35                500
JOHNSON & JOHNSON          COMMON STOCK  478160104   6779388    101640               XX                       86990
                                                                                     XX       12               4600
                                                                                     XX       35              10050
KIMBERLY CLARK CORP        COMMON STOCK  494368103    249624      3600               XX                        3000
                                                                                     XX       35                600
ELI LILLY & CO             COMMON STOCK  532457108    562303     10532               XX                        6432
                                                                                     XX       12               4100

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ---------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                                         (A)   (B)   (C)              SOLE   SHARED   NONE
                                                                         --- ------- ---              ----   -------  ----
LINCOLN NATL CORP IND      COMMON STOCK  534187109   2267902     38954               XX                       28770
                                                                                     XX       12               2008
                                                                                     XX       35               8176
MATSUSHITA ELECTRIC INDL   ADR           576879209    525308     25700               XX                       18300
                                                                                     XX       12               1500
                                                                                     XX       35               5900
MAXWELL TECHNOLOGIES       COMMON STOCK  577767106     94485     11425               XX                       11225
INC                                                                                  XX       12                200
MERCK & CO INC             COMMON STOCK  589331107   3806670     65508               XX                       57546
                                                                                     XX       12               1900
                                                                                     XX       35               6062
MICROSOFT CORP             COMMON STOCK  594918104   3631164    101999               XX                       87281
                                                                                     XX       12               5900
                                                                                     XX       35               8818
NOKIA CORP ADR A           COMMON STOCK  654902204   2967547     77300               XX                       65000
                                                                                     XX       12               3600
                                                                                     XX       35               8700
NORFOLK SOUTHERN CORP      COMMON STOCK  655844108    225467      4470               XX                        4470
NOVARTIS AG ADR            COMMON STOCK  66987V109   3362604     61915               XX                       51215
                                                                                     XX       12               5700
                                                                                     XX       35               5000
NOVO NORDISK A/S ADR       COMMON STOCK  670100205    477888      7368               XX                        7368
ORACLE CORP                COMMON STOCK  68389X105   1670694     73990               XX                       60790
                                                                                     XX       12               2900
                                                                                     XX       35              10300
PALL CORP                  COMMON STOCK  696429307    244581      6066               XX                        6066
PEPSICO INC                COMMON STOCK  713448108   3353262     44180               XX                       37730
                                                                                     XX       12               1700
                                                                                     XX       35               4750

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ---------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                                         (A)   (B)   (C)              SOLE   SHARED   NONE
                                                                         --- ------- ---              ----   -------  ----
PFIZER INC                 COMMON STOCK  717081103   1888568     83087               XX                       71387
                                                                                     XX       12               5300
                                                                                     XX       35               6400
PORTLAND GENERAL           COMMON STOCK  736508847    968133     34850               XX                       27700
ELECTRIC CO                                                                          XX       12               2150
                                                                                     XX       35               5000
PROCTER & GAMBLE CO        COMMON STOCK  742718109   5180222     70556               XX                       63931
                                                                                     XX       12               1000
                                                                                     XX       35               5625
ROYAL DUTCH SHELL PLC      SPONSORED     780259206    269440      3200               XX                        1800
                           ADR REPSTG                                                XX       35               1400
                           A SHS
SAN JUAN BASIN             COMMON STOCK  798241105    301908      9050               XX                        7750
ROYALTY TRUST                                                                        XX       12               1300
SCHLUMBERGER LTD           COMMON STOCK  806857108    762368      7750               XX                        5600
                                                                                     XX       12               2100
                                                                                     XX       35                 50
J M SMUCKER CO NEW         COMMON STOCK  832696405    279319      5430               XX                        3930
                                                                                     XX       12               1500
SNAP ON INC                COMMON STOCK  833034101    310907      6445               XX                        4845
                                                                                     XX       12               1600
SONOSITE INC               COMMON STOCK  83568G104    632996     18800               XX                       15250
                                                                                     XX       12               1150
                                                                                     XX       35               2400
STATE STREET CORP          COMMON STOCK  857477103   3251573     40044               XX                       32832
                                                                                     XX       12               4012
                                                                                     XX       35               3200

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ---------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                                         (A)   (B)   (C)              SOLE   SHARED   NONE
                                                                         --- ------- ---              ----   -------  ----
SUNCOR ENERGY INC          COMMON STOCK  867229106      331627    3050               XX                        2150
                                                                                     XX       12                800
                                                                                     XX       35                100
TEXTRON                    COMMON STOCK  883203101      263810    3700               XX                        3700
3 M COMPANY                COMMON STOCK  88579Y101     4954390   58757               XX                       48376
                                                                                     XX       12               4000
                                                                                     XX       35               6381
U S BANCORP                COMMON STOCK  902973304      231702    7300               XX                        7300
UNION PACIFIC CORP         COMMON STOCK  907818108      692166    5510               XX                        5510
UNITED TECHNOLOGIES        COMMON STOCK  913017109      206658    2700               XX                        2700
VERISIGN INC               COMMON STOCK  92343E102      816325   21705               XX                       19805
                                                                                     XX       12                700
                                                                                     XX       35               1200
WELLS FARGO & CO (NEW)     COMMON STOCK  949746101      362280   12000               XX                        7200
                                                                                     XX       12               4800
WYETH                      COMMON STOCK  983024100      932409   21100               XX                       18000
                                                                                     XX       35               3100
XILINX INC                 COMMON STOCK  983919101      553311   25300               XX                       20100
                                                                                     XX       12               4200
                                                                                     XX       35               1000
ZIMMER HOLDINGS INC        COMMON STOCK  98956P102      802135   12126               XX                       10426
                                                                                     XX       12                350
                                                                                     XX       35               1350
INGERSOLL RAND LTD CL A    COMMON STOCK  G4776G101      543699   11700               XX                       11700
AGGREGATE TOTAL                                    140,046,379